UNITED STATES SECURITIES AND
EXCHANGE COMMISSION
WASHINGTON, D.C 20549 FORM 13F
FORM 13F COVER PAGE Report for
Calendar Year ended: March 31,
2002 Name: Welch Capital
Partners, LLC Address: 101
East 52nd Street 31st Floor
New York, NY 10022 13F File
Number: 28-6428 The
institutional investment
manager filing this report and
the person by whom it is
signed hereby represent that
the person signing the report
is authorized to submit it,
that all information contained
herein is true, correct and
complete, and that it is
understood that all required
items, statements, schedules,
lists, and tables, are
considered integral parts of
this form. Person signing this
report on behalf of Reporting
Manager: Name: Christopher
Welch Title: Manager Phone:
212-754- 6077 Signature,
Place, and Date of Signing:
Chris Welch New York, NY March
31, 2002 Report Type: [X] 13F
Holdings Report. [ ] 13F
Notice. [ ] 13F Combination
Report. FORM 13F SUMMARY PAGE
Report Summary: Number of
Other Included Managers: 0
Form 13F Information Table
Entry Total: 105 Form 13F
Information Table Value Total:
$977,623

Form 13F Information Table Cusip Name of Issuer Title of
Value Shares INVSTMTOther Voting (x1000)
DSCRETNManagerAuthority Sole Sole 739421105 Praecis
Common 40888 7863060 x x 26150J101 Draxis Health
IncorporCommon 9385 3412670 x x 421924101 Healthsouth
Corp Common 40821 2844690 x x Recordati (Italian
OrdCommon 51823 2206082 x x 82966U103 Sirius Satellite
RadioCommon 11730 2204840 x x 04269E107 Arqule Inc.
Common 25742 2038180 x x 42219M100 Health Mgmt Systems
InCommon 9805 1968820 x x 221005101 Corvas International
Common 11152 1959910 x x 460573108 Interneuron
PharamaceuCommon 15333 1752380 x x 98985T109 Zymogenetics
Inc Common 18483 1637080 x x 74730W101 Quadramed Corp
Common 13011 1461950 x x 460573108 IPIC Restricted shs.
fCommon 11755 1343460 x x 237015102 DAOU Systems Inc.
Common 1227 1157660 x x 09061G101 Biomarin
PharmaceuticaCommon 11898 1136370 x x 97653A103 Wireless
Facilities InCommon 6658 1109700 x x 52729N100 Level 3
CommunicationsCommon 3726 1046640 x x 595137100 Microsemi
Corp Common 15981 979220 x x 30063P105 Exact Sciences
Corp. Common 9299 955660 x x 654445303 Nintendo Co Ltd-
ADR Common 16807 914620 x x 018606202 Alliance Imaging inc Common 10961 891170 x x 74369L103 Protein Design Labs
InCommon 14952 872860 x x 452907108 Immunomedics Common
16140 851250 x x 059361105 Bam! Entertainment Common 3955
841540 x x 228255105 Crown Cork & Seal Co Common 7485
836280 x x 003654100 Abiomed Common 9227 831220 x x
532226107 Lightbridge Inc. Common 9447 812300 x x
126349109 CSG Systems Common 22827 801780 x x 254668106
Discovery LaboratoriesCommon 2479 797160 x x 073325102
Bea Systems Inc. Common 10915 796160 x x 71713U102
Pharmacia Corporation Common 35270 782380 x x 913903100
Universal Health ServiCommon 32140 779160 x x 171796105
Cima Labs Inc. Common 20380 764720 x x Cambridge Antibody
Common 14849 728812 x x 709754105 Penwest
PharmaceuticalCommon 13985 720860 x x 745144KA2 Puerto
Rico G.O. 5.100Bond 715 700000 x x 532791100 Lincare
Holdings Common 17740 654120 x x 37245M207 Genta Common
10966 653880 x x 44973Q103 I-Many Inc. Common 3226 650340
x x 090578105 Bio-Technology GeneralCommon 3029 616980 x x 631728409 Nastech PharmaceuticalCommon 9649 614580 x x
835692104 Sonus Pharmaceuticals Common 3432 578680 x x
918076100 Utstarcom Inc Common 14499 552760 x x 95988E204
Western Wireless Common 4777 546561 x x 928241108
Viropharma Inc. Common 2740 538300 x x 03674B104 Anthem
Inc. Common 30455 529000 x x 701081101 Parker Drilling
Co. Common 2311 521760 x x 983759101 XM Satellite Radio
HolCommon 7092 515040 x x 81211K100 Sealed Air Corp
Common 22376 475280 x x 5671735 Sanofi- Synthelabo Common
28206 440320 x x 034553107 Andrx Group Common 16603
437620 x x 835692104 Sonus Pharmaceutical RCommon 2453
431424 x x 45245W109 Imclone Systems Common 10570 429140
x x 461202103 Intuit Inc. Common 16282 424450 x x
032346108 Amylin PharmaceuticalsCommon 4156 415180 x x
918194101 VCA Antech Inc Common 5251 388940 x x 65332V103
Nextel Communications Common 1793 333340 x x 90338W103 US
Oncology Inc. Common 2780 315600 x x 761152107 Resmed
Inc. Common 12078 300970 x x 495582108 King
Pharmaceuticals. Common 10245 292620 x x 459506101
International Flavors Common 9944 284360 x x 922390208
Vaxygen Common 3163 277000 x x 001744101 AMN Healthcare
ServiceCommon 7427 276080 x x 016255101 Align Technology
Common 1447 273040 x x 73172K104 Polycom Common 6174
250960 x x 172967101 Citigroup Common 11656 235389 x x
92343V104 Verizon CommunicationsCommon 10839 235110 x x
86768K106 Sunrise Assisted LivinCommon 6229 228520 x x
294821400 Ericsson (LM) Tel ADR Common 927 221880 x x
285512109 Electronic Arts Common 13459 221360 x x
435902101 Hollis-Eden PharmaceutCommon 1292 211120 x x
404119109 HCA - The Healthcare CCommon 8992 204000 x x
739276103 Power Integrations IncCommon 3388 177840 x x
H01301102 Alcon Inc Common 5968 176320 x x 45885B100
Intermune PharmaceuticCommon 4761 158320 x x 717081103
Pfizer Common 5787 145618 x x 369604103 General Electric
Common 3860 103081 x x 695112102 PacifiCare Health
SystCommon 1744 99940 x x 284129ac7 ELAN Corporate
ConvertBond 41833 85980 x x 674599105 Occidental
Petroleum CCommon 2469 84690 x x 079860102 BellSouth Corp
Common 2220 60220 x x 437076102 Home Depot Common 2870
59046 x x 458140100 Intel Common 1694 55690 x x 166764100
Chevron Texaco Corp Common 3629 40200 x x 68750P103
Orthodontic Centers ofCommon 1107 40080 x x 339030108
Fleet Boston FinancialCommon 1249 35692 x x 494368103
Kimberly Clark Common 2210 34180 x x 018490102 Allergan
Inc. Common 1903 29440 x x 313586109 Federal National
MortgCommon 2274 28465 x x 872375100 Teco Energy Common
794 27736 x x 742718109 Proctor & Gamble Common 2486
27600 x x 594918104 Microsoft, Inc. Common 1383 22938 x x
718507106 Phillips Petroleum Co.Common 1430 22768 x x
30231G102 Exxon Mobil Common 970 22140 x x 026874107
American Intl Group Common 1357 18804 x x 806605101
Schering- Plough Common 501 16000 x x 205363104 Computer
Sciences Common 741 14600 x x 68389X105 Oracle
Corporation Common 145 11300 x x 263534109 DuPont Common
485 10294 x x 459200101 IBM Common 884 8500 x x 191216100
Coca Cola Common 418 8000 x x 375766102 Gillette Common
272 8000 x x 589331107 Merck Common 358 6216 x x
478160104 Johnson & Johnson Common 364 5600 x x 002824100
Abbott Labs Common 242 4608 x x 913017109 United
Technologies Common 319 4304 x x